Submission	May 07, 2026	Aug. 07, 2025
Submission [Line Items]
Central Index Key	0001743759
Registrant Name	Corsair Gaming, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A		N/A